Shareholder Report, Average Annual Return (Details)	4 Months Ended	6 Months Ended	12 Months Ended	60 Months Ended	83 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
Class I Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent			(3.89%)	4.57%		1.90%
Class A Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent			(9.59%)	3.08%		1.04%
Class C Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with contingent deferred sales charge)
Average Annual Return, Percent			(5.80%)	3.51%		0.89%
CLASS I SHARES
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent			1.02%	11.35%	10.20%
CLASS A SHARES
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent			(4.97%)	9.77%	8.98%
CLASS C SHARES
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with contingent deferred sales charge)
Average Annual Return, Percent			(0.95%)	10.25%	9.11%
F/m Emerald Life Sciences Innovation ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		F/m Emerald Life Sciences Innovation ETF NAV
Average Annual Return, Percent	(1.81%)
Without Sales Load [Member] | Class A Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent			(4.07%)	4.30%		1.65%
Without Sales Load [Member] | Class C Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (without contingent deferred sales charge)
Average Annual Return, Percent			(4.86%)	3.51%		0.89%
Without Sales Load [Member] | CLASS A SHARES
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent			0.81%	11.07%	9.93%
Without Sales Load [Member] | CLASS C SHARES
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (without contingent deferred sales charge)
Average Annual Return, Percent			0.01%	10.25%	9.11%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent			18.41%	16.85%	14.33%	12.98%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Total Return
Average Annual Return, Percent	2.74%
Russell 3000 Index Heath Care Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index Heath Care Total Return
Average Annual Return, Percent	(0.39%)